                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.):    [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Invus Public Equities Advisors, L.L.C.
Address: 135 East 57th Street
         30th Floor
         New York, New York 10022

Form 13F File Number: 28-___________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Raymond Debbane
Title: President
Phone: (212) 317-7520

Signature, Place, and Date of Signing:

    /s/ Raymond Debbane             New York, New York            11/11/05
----------------------------    --------------------------    ------------------
        [Signature]                    [City, State]                [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                          FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:                   0

Form 13F Information Table Entry Total:             51

Form 13F Information Table Value Total:       $226,862
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.                          Form 13F File Number                       Name
---                          --------------------                       ----

_____                        28-_________                               NONE

                           FORM 13F INFORMATION TABLE
                           PERIOD ENDING JUNE 30, 2005

          COLUMN 1                COLUMN 2      COLUMN 3   COLUMN 4           COLUMN 5
----------------------------------------------------------------------------------------------
                                 TITLE OR                   VALUE      SHRS OR     SH/   PUT/
       NAME OF ISSUER              CLASS         CUSIP    (x$1,000)    PRN AMT     PRN   CALL
----------------------------------------------------------------------------------------------
ALAMOSA HLDGS INC              COM             011589108       $348       25,000   SH
ALLEGHANY CORP DEL             COM             017175100     $1,188        4,000   SH
ALPHA NATURAL RESOURCES INC    COM             02076X102       $358       15,000   SH
ALTRIA GROUP INC               COM             02209S103     $3,198          500          CALL
ANTIGENICS INC                 COM             037032109       $947      175,000   SH
APPLE COMPUTER INC             COM             037833100       $920       25,000   SH
BEARINGPOINT INC               COM             074002106     $2,199      300,000   SH
BIOVERIS CORP                  COM             090676107       $219       50,000   SH
CARDINAL HEALTH INC            COM             14149Y108     $2,879       50,000   SH
CAREER EDUCATION CORP          COM             141665109       $732       20,000   SH
COGENT INC                     COM             19239Y108       $428       15,000   SH
COLOR KINETICS INC             COM             19624P100       $532       50,000   SH
CORINTHIAN COLLEGES INC        COM             218868107    $10,535      825,000   SH
DORAL FINL CORP                COM             25811P100       $817          500          PUT
DRYSHIPS INC                   SHS             Y2109Q101       $826       50,000   SH
ELAN PLC                       ADR             284131208    $66,495    9,750,000   SH
ENDOLOGICS INC                 COM             29266S106       $564      125,000   SH
HEALTH MGMT ASSOC INC          CL A            421933102    $57,596    2,200,000   SH
HERBALIFE LTD                  COM USD SHR     G4412G101     $2,701      125,000   SH
INTERNATIONAL BUSINESS MACHS   COM             459200101     $1,113       15,000   SH
ITT EDUCATIONAL SERVICES INC   COM             45068B109     $5,609      105,000   SH
JARDEN CORP                    COM             471109108     $1,618       30,000   SH
JPMORGAN & CHASE & CO          COM             46625H100     $6,926        2,000          CALL
KEMET CORP                     COM             488360108       $630      100,000   SH
KOMAG INC                      COM NEW         500453204       $284       10,000   SH
LAS VEGAS SANDS CORP           COM             517834107       $358       10,000   SH
LEAPFROG ENTERPRISES INC       CL A            52186N106    $16,950    1,500,000   SH
LEXICON GENETICS INC           COM             528872104     $2,470      500,000   SH
LIBERTY MEDIA CORP             COM SER A       530718105     $1,529      150,000   SH
MAYTAG CORP                    COM             578592107       $626       40,000   SH
MERIX CORP                     COM             590049102       $293       50,000   SH
MITTAL STEEL CO N V            NY REG SH CL A  60684P101       $594       25,000   SH
MORGAN STANLEY                 COM NEW         617446448     $2,624       50,000   SH
NITROMED INC                   COM             654798503     $1,459       75,000   SH
NITROMED INC                   COM             654798503       $486          250          CALL
NITROMED INC                   COM             654798503       $973          500          PUT
NTL INC DEL                    COM             62940M104     $5,132       75,000   SH
OFFICE DEPOT INC               COM             676220106    $10,278      450,000   SH
OFFICE DEPOT INC               COM             676220106     $2,284        1,000          CALL
OPEN JT STK CO-VIMPEL COMMUN   SPONSORED ADR   68370R109     $2,552       75,000   SH
PALATIN TECHNOLOGIES INC       COM NEW         696077304     $1,050      600,000   SH

          COLUMN 1                COLUMN 2      COLUMN 3   COLUMN 4           COLUMN 5
----------------------------------------------------------------------------------------------
                                 TITLE OR                   VALUE      SHRS OR     SH/   PUT/
       NAME OF ISSUER              CLASS         CUSIP    (x$1,000)    PRN AMT     PRN   CALL
----------------------------------------------------------------------------------------------
PRIMUS TELECOMMUNICATIONS GR   COM             741929103       $441      700,000   SH
RADVISION LTD                  ORD             M81869105       $532       40,000   SH
ROYCE FOCUS TR                 COM             78080N108       $311       36,319   SH
SAPPI LTD                      SPON ADR NEW    803069202     $1,623      150,000   SH
SPX CORP                       COM             784635104     $1,150       25,000   SH
SYMBOL TECHNOLOGIES INC        COM             871508107       $247       25,000   SH
TELEWEST GLOBAL INC            COM             87956T107       $911       40,000   SH
TRIAD HOSPITALS INC            COM             89579K109       $820       15,000   SH
U S GLOBAL INVS INC            CL A            902952100       $480      100,000   SH
WEBMD CORP                     COM             94769M105     $1,027      100,000   SH